Segment Information (Tables)	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Reconciliation of net profit / (loss) to adjusted EBITDA
A reconciliation of net (loss)/income to Adjusted EBITDA for the six months ended June 30, 2023 and 2022 is as follows:

(in thousands of $)	2023	2022
Net (loss)/income	(85,659)	696,552
Income taxes	1,697	148
(Loss)/income before income taxes	(83,962)	696,700
Depreciation and amortization	25,027	26,847
Impairment of long-lived assets (1)	5,021	76,155
Unrealized loss/(gain) on oil and gas derivative instruments (note 7)	191,657	(349,607)
Realized and unrealized mark-to-market losses/(gains) on investment in listed equity securities (note 8)	62,308	(295,048)
Other non-operating income, net (note 8)	(9,823)	(10,023)
Interest income	(23,318)	(954)
Interest expense	972	11,435
Gains on derivative instruments, net (note 9)	(2,297)	(47,877)
Other financial items, net (note 9)	1,375	3,584
Net losses/(income) from equity method investments (note 16)	296	(3,009)
Net (income)/loss from discontinued operations (note 11)	(293)	82,372
Adjusted EBITDA	166,963	190,575
(1) In May 2023, we entered into an Agreement for the sale and recycling of the Gandria (“Gandria SPA”) with Last Voyage, DMCC (the “Buyer”) for net consideration of $15.2 million, of which $2.3 million was received in advance in May 2023 (note 19). The Buyer agreed to purchase the Gandria (including vessel and onboard equipment) for demolition and recycling which will take place at a ship recycling facility in India. The Gandria SPA is expected to be completed on or before October 31, 2023. In late May 2023, the held for sale presentation criteria was met, and we reclassified the Gandria, previously in our FLNG segment as held-for-sale and remeasured the vessel and onboard equipment to lower of her carrying value and fair value less estimated costs to sell, recognizing an impairment charge of $5.0 million.
In May 2022, entry into a sale and purchase agreement (the “Arctic SPA”) with SNAM RETE Gas S.p.A (part of “Snam”) changed the expected recovery of Golar Arctic’s carrying amount from continued use in operations over her remaining useful life, to recovery from sale, and was considered an indicator of impairment. The revised future estimated cash flows were less than her carrying amount on June 30, 2022 and an impairment charge of $76.2 million was recognized, reflecting an adjustment to her fair value (based on average broker valuation at date of measurement and represents the exit price in the principal LNG carrier sales market).

Segment reporting Information

	Six months ended June 30, 2023
(in thousands of $)	FLNG	Corporate and other (1)	Shipping	Total results from continuing operations
Statement of Operations:
Total operating revenues	116,594	24,044	10,860	151,498
Vessel operating expenses	(31,512)	(9,670)	(2,100)	(43,282)
Voyage, charterhire and commission expenses	(300)	(19)	(141)	(460)
Administrative (expenses)/income	(92)	(17,979)	9	(18,062)
Project development expenses	(2,237)	(34,713)	—	(36,950)
Realized gain on oil and gas derivative instruments, net (note 7)	103,903	—	—	103,903
Other operating income	2,499	7,817	—	10,316
Adjusted EBITDA	188,855	(30,520)	8,628	166,963

Net (losses)/income from equity method investments (note 16)	—	(2,610)	2,314	(296)
(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.

Balance Sheet:	June 30, 2023
(in thousands of $)	FLNG	Corporate and other	Shipping	Segment assets from continuing operations	Assets held for sale	Total assets
Total assets	2,829,840	1,039,627	46,337	3,915,804	14,979	3,930,783
Equity method investments (note 16)	—	46,244	—	46,244	—	46,244

	Six months ended June 30, 2022
(in thousands of $)	FLNG	Corporate and other (1)	Shipping	Total results from continuing operations
Statement of Operations:
Total operating revenues	123,421	13,509	3,235	140,165
Vessel operating expenses	(29,153)	(3,228)	(3,819)	(36,200)
Voyage, charterhire and commission expenses	(300)	(50)	(1,109)	(1,459)
Administrative (expenses)/income	(29)	(20,176)	69	(20,136)
Project development (expenses)/income	(5,002)	1,451	—	(3,551)
Realized gain on oil and gas derivative instruments, net (note 7)	97,650	—	—	97,650
Other operating income	14,106	—	—	14,106
Adjusted EBITDA	200,693	(8,494)	(1,624)	190,575

Net income from equity method investments (note 17)	—	3,009	—	3,009
(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.

Balance Sheet:	December 31, 2022
(in thousands of $)	FLNG	Corporate and other	Shipping	Segment assets from continuing operations	Assets held for sale	Total assets
Total assets	2,815,552	1,410,587	52,700	4,278,839	721	4,279,560
Equity method investments (note 16)	—	48,669	55,439	104,108	—	104,108